CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 21,938,653	$ 3,180,806	¥ 16,297,410
Restricted cash	1,164,748	168,873	873,859
Short-term investments	1,595,904	231,384	5,381,618
Accounts receivables, net	567,730	82,313	459,128
Amounts due from related parties, net	670,187	97,168	637,825
Other receivables and prepayments, net	2,280,449	330,634	2,326,866
Loan receivables, net	882	128	131
Inventories	5,515,880	799,727	6,865,108
Total current assets	33,734,433	4,891,033	32,841,945
Property and equipment, net	16,225,589	2,352,489	14,376,712
Deposits for property and equipment	296,717	43,020	382,121
Land use rights, net	7,638,506	1,107,479	6,612,165
Intangible assets, net	336,599	48,802	320,943
Investments in equity method investees	2,162,872	313,587	2,476,868
Other investments	2,660,305	385,709	2,482,911
Other long-term assets	91,762	13,304	296,366
Goodwill	755,213	109,496	589,165
Deferred tax assets, net	681,770	98,847	760,023
Right-of-use assets, net	891,744	129,291	1,148,322
Total assets	65,475,510	9,493,057	62,287,541
Current liabilities:
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,340 and RMB1,133 as of December 31, 2021 and 2022, respectively)	15,018,138	2,177,425	13,144,935
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB402,482 and RMB269,235 as of December 31, 2021 and 2022, respectively)	1,737,424	251,903	1,828,781
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,478,930 and RMB1,299,350 as of December 31, 2021 and 2022, respectively)	8,394,742	1,217,121	7,658,677
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB120,824 and RMB3,191 as of December 31, 2021 and 2022, respectively)	151,736	22,000	429,088
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB361,186 and RMB16,297 as of December 31, 2021 and 2022, respectively)	400,207	58,025	449,693
Short-term loans	2,687,438	389,642	1,975,184
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,546 and RMB6,956 as of December 31, 2021 and 2022, respectively)	136,435	19,781	284,659
Total current liabilities	28,526,120	4,135,897	25,771,017
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB29,032 and RMB28,369 as of December 31, 2021 and 2022, respectively)	573,734	83,184	437,202
Deferred income-noncurrent	1,469,685	213,084	1,026,155
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB358 and RMB 1,499 as of December 31,2021 and 2022, respectively)	832,928	120,763	952,813
Other long term liabilities	0	0	272,038
Total liabilities	31,402,467	4,552,928	28,459,225
Commitments and contingencies (Note 23)
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (2,742,990 and 22,438,760 Class A shares as of December 31, 2021 and 2022, respectively)	(8,352,511)	(1,211,000)	(1,927,719)
Additional paid-in capital	13,091,781	1,898,130	12,227,637
Retained earnings	28,720,304	4,164,053	22,421,488
Accumulated other comprehensive loss	(707,628)	(102,596)	(88,599)
Total Vipshop Holdings Limited shareholders' equity	32,752,037	4,748,601	32,632,898
Non-controlling interests	1,321,006	191,528	1,195,418
Total shareholders' equity	34,073,043	4,940,129	33,828,316
Total liabilities and shareholders' equity	65,475,510	9,493,057	62,287,541
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	80	12	80
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11